Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Aggregate Amounts of Cash, Cash Equivalents, and Restricted Cash
Cash as reported in the condensed consolidated statements of cash flows includes the aggregate amounts of cash, cash equivalents, and restricted cash as presented on the condensed consolidated balance sheets as follows (in thousands):

	September 30, 2021	March 31, 2021
Cash and cash equivalents	$2,497,330	$2,055,044
Restricted cash	11,794	86,632

Cash, cash equivalents and restricted cash	$2,509,124	$2,141,676

Cash as reported in the accompanying consolidated statements of cash flows includes th
e
 aggregate amounts of cash, cash equivalents, and restricted cash as presented on the accompanying consolidated balance sheets as follows (in thousands):

	March 31, 2021	March 31, 2020
Cash and cash equivalents	$2,055,044	$2,183,207
Restricted cash	86,632	86,045

Cash, cash equivalents and restricted cash	$2,141,676	$2,269,252

Schedule of Estimated Useful Lives Used for Asset Type	The following table provides the range of estimated useful lives used for each asset type:

Property and Equipment	Estimated Useful Life
Computers	3 years
Equipment	5 years
Furniture and fixtures	7 years
Software	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term